Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of details of property, plant and equipment, estimated useful lives

Land and buildings

Freehold buildings	25 - 50 years

Leasehold premises	The term of the lease

Equipment, fixtures and fittings

Network infrastructure and other	1 - 35 years

Schedule of details of property, plant and equipment

	Land and buildings € m	Equipment, fixtures and fittings € m	Total € m

Cost

1 April 2024	1,557	58,201	59,758

Exchange movements	5	(381)	(376)

Additions	27	4,447	4,474

Disposals	(13)	(904)	(917)

Hyperinflation impacts	5	1,172	1,177

Other	(16)	282	266

31 March 2025	1,565	62,817	64,382

Exchange movements	(19)	(1,632)	(1,651)

Acquisition of subsidiaries 1	32	1,517	1,549

Additions	40	5,310	5,350

Disposals	(20)	(1,257)	(1,277)

Hyperinflation impacts	6	1,119	1,125

Other	8	169	177

31 March 2026	1,612	68,043	69,655

Accumulated depreciation and impairment 1 April 2024	989	39,370	40,359

Exchange movements	4	(308)	(304)

Charge for the year	36	3,838	3,874

Disposals	(14)	(867)	(881)

Hyperinflation impacts	2	849	851

Other	(12)	93	81

31 March 2025	1,005	42,975	43,980

Exchange movements	(12)	(1,123)	(1,135)

Charge for the year	40	4,351	4,391

Disposals	(16)	(1,116)	(1,132)

Hyperinflation impacts	2	828	830

Other	1	54	55

31 March 2026	1,020	45,969	46,989

Net book value 31 March 2025	560	19,842	20,402

31 March 2026	592	22,074	22,666
Note:

1.	Primarily attributable to the merger of Vodafone Limited and Hutchison 3G UK Holdings Limited in the UK. See note 27 ‘Acquisitions and disposals’ for further details.

Schedule of right-of-use assets arising from the group's lease arrangements

	2026 €m	2025 € m

Property, plant and equipment (owned assets)	22,666	20,402

Right-of-use assets	11,527	10,310

31 March	34,193	30,712